Deferred Taxes and Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2018
Deferred Revenue and Credits, Noncurrent [Abstract]
DEFERRED TAXES AND OTHER LONG-TERM LIABILITIES
NOTE 11:-	DEFERRED TAXES AND OTHER LONG-TERM LIABILITIES

	December 31,
	2018	2017

Provision for warranty	138	199
Deferred tax	133	540
Deferred revenues	89	99

	360	838